Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended					1 Months Ended					1 Months Ended
	Mar. 27, 2013	Apr. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Subsequent Event	Apr. 01, 2013 Subsequent Event	Apr. 01, 2013 Subsequent Event Reverse Mortgage Business	Apr. 01, 2013 Subsequent Event Genworth Holdings	Apr. 01, 2013 Subsequent Event New Genworth	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, LLC	Apr. 01, 2013 Subsequent Event Genworth Mortgage Holdings, Inc.	Apr. 01, 2013 Subsequent Event Genworth Holdings/U.S. Mortgage Insurance Business
Subsequent Event [Line Items]
Class A Common Stock, par value			$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Percentage of subsidiary common shares distributed as a dividend											84.60%	100.00%
Percentage of subsidiary equity ownership											15.40%		100.00%
Capital contributions							$ 100
Proceeds from sale of business	$ 412	$ 79				$ 412		$ 22